Events after the balance sheet date (Details) - USD ($) $ / shares in Units, $ in Billions		3 Months Ended
	Jul. 31, 2024	Jun. 30, 2024	Apr. 30, 2024	Feb. 28, 2024
Disclosure of non-adjusting events after reporting period [line items]
Stock repurchase amount			$ 3.0	$ 2.0
Share buy-back programme
Disclosure of non-adjusting events after reporting period [line items]
Stock repurchase amount	$ 3.0
Ordinary shares
Disclosure of non-adjusting events after reporting period [line items]
Dividends proposed or declared before financial statements authorised for issue but not recognised as distribution to owners per share (in USD per share)		$ 0.21
Ordinary shares | Second interim dividend, 2023
Disclosure of non-adjusting events after reporting period [line items]
Dividends proposed or declared before financial statements authorised for issue but not recognised as distribution to owners per share (in USD per share)	$ 0.10